Write-Downs of Long-Lived Assets (Tables)	12 Months Ended
Mar. 31, 2019
Goodwill and Intangible Assets Disclosure [Abstract]
Long-Lived Assets Classified as Held for Sale

As of March 31, 2018 and 2019, the long-lived assets classified as held for sale in the accompanying consolidated balance sheets are as follows.

	Millions of yen
	2018	2019
Investment in operating leases	¥31,776	¥24,956
Property under facility operations	12,483	44,473
Other assets	164	19

Breakdowns of Recognized Impairment Losses for Difference between Carrying Amounts and Fair Values Reflected as Write-Downs of Long-Lived Assets

During fiscal 2017, 2018 and 2019, the Company and its subsidiaries recognized impairment losses for the difference between carrying amounts and fair values in the amount of ¥9,134 million, ¥5,525 million and ¥2,418 million, respectively, which are reflected as write-downs of long-lived assets. Breakdowns of these amounts are as follows.

Fiscal Year ended March 31, 2017	Write-downs of the assets held for sale		Write-downs due to decline in estimated future cash flows
	Amount (Millions of yen)	The number of properties	Amount (Millions of yen)	The number of properties
Office buildings	¥68	1	¥1,239	5
Commercial facilities other than office buildings	1,316	3	2,082	5
Condominiums	317	1	69	1
Land undeveloped or under construction	0	0	786	5
Others*	2,215	—	1,042	—

Total	¥3,916	—	¥5,218	—

Fiscal Year ended March 31, 2018	Write-downs of the assets held for sale		Write-downs due to decline in estimated future cash flows
	Amount (Millions of yen)	The number of properties	Amount (Millions of yen)	The number of properties
Office buildings	¥190	2	¥0	0
Commercial facilities other than office buildings	1,134	2	297	3
Others*	538	—	3,366	—

Total	¥1,862	—	¥3,663	—

Fiscal Year ended March 31, 2019	Write-downs of the assets held for sale		Write-downs due to decline in estimated future cash flows
	Amount (Millions of yen)	The number of properties	Amount (Millions of yen)	The number of properties
Commercial facilities other than office buildings	¥712	1	¥16	1
Others*	0	—	1,690	—

Total	¥712	—	¥1,706	—

*

For the “Others”, the number of properties are omitted. Write-downs of long-lived assets for fiscal 2017 include write-downs of ¥1,156 million of aircraft. Write-downs of long-lived assets for fiscal 2018 and 2019 include write-downs of ¥2,138 million and ¥825 million of hotels, respectively.